 PRESIDENT'S MESSAGE

STEVE GIBSON PHOTO

Dear Shareholder:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. We believe this better reflects that they are part of one fund family. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. Our goal is to help you reach for financial freedom--however you define it.

Strong economic growth, both in the U.S. and around the world, rising interest rates and a volatile stock market characterized the six-month period ended May 31, 2000. The Federal Reserve Board continued to raise interest rates in an attempt to slow the U.S. economy, which has been expanding for nine years. Few signs of a slowdown have materialized so far. However, the stock market's response to the rate increases has been volatility. High valuations in the technology sector also contributed to an unsettled market during the period. As prices came down on some of the largest technology and telecommunications stocks, small- and mid-cap stocks gained ground. Energy stocks were also strong.

Although the investment environment for utility stocks was mixed, your portfolio manager's investment strategy generated a solid return.

The following report will provide you with more specific information on the Fund's performance and the strategies employed during the period. For more information about the Fund, contact your financial advisor or visit us on the Internet at www.libertyfunds.com. As always, we thank you for investing in Liberty Utilities Fund.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

July 17, 2000

   PERFORMANCE HIGHLIGHTS (AS OF 5/31/00)

    NET ASSET VALUE PER SHARE
                CLASS A       $23.27
                CLASS B       $23.24
                CLASS C       $23.23
                CLASS Z       $23.27

    DISTRIBUTIONS DECLARED PER SHARE
       (12/1/99-5/31/00)
                CLASS A       $1.870
                CLASS B       $1.784
                CLASS C       $1.784
                CLASS Z       $1.899

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

------------------------
NOT EDIC     MAY
INSURED      LOSE VALUE
             -----------
             NO BANK
             GUARANTEE
------------------------

 PERFORMANCE INFORMATION

Value of a $10,000 Investment
5/31/90 - 5/31/00

 PERFORMANCE OF A $10,000 INVESTMENT IN
 SHARE CLASSES AND INDEXES 5/31/90-5/31/00

              Without     With
               sales      sales
              charge     charge
 -------------------------------
 Class A      $38,384    $36,560
 -------------------------------
 Class B      $36,163    $36,163
 -------------------------------
 Class C      $37,569    $37,569
 -------------------------------
 Class Z      $38,493

                                                                 CUF (WITH SALES       CUF (WITHOUT SALES
                                           S&P 500 INDEX             CHARGE)                CHARGE)                  DJUA
                                           -------------         ---------------       ------------------            ----
5/31/90                                       10000.00               10000.00                9475.00               10000.00
6/30/90                                        9933.00               10032.00                9505.00               10010.00
7/31/90                                        9901.00               10034.00                9507.00               10045.00
8/31/90                                        9007.00                9858.00                9341.00                9424.00
9/30/90                                        8569.00                9647.00                9141.00                9612.00
10/31/90                                       8533.00                9524.00                9024.00               10377.00
11/30/90                                       9084.00                9767.00                9254.00               10376.00
12/31/90                                       9336.00                9761.00                9249.00               10336.00
1/31/91                                        9742.00                9998.00                9473.00               10227.00
2/28/91                                       10437.00               10480.00                9930.00               10583.00
3/31/91                                       10690.00               10777.00               10211.00               10868.00
4/30/91                                       10715.00               11178.00               10591.00               10561.00
5/31/91                                       11176.00               11324.00               10729.00               10708.00
6/30/91                                       10664.00               11171.00               10585.00               10034.00
7/31/91                                       11161.00               11473.00               10870.00               10307.00
8/31/91                                       11425.00               11665.00               11053.00               10710.00
9/30/91                                       11234.00               11784.00               11166.00               11031.00
10/31/91                                      11384.00               11959.00               11331.00               11220.00
11/30/91                                      10927.00               12074.00               11440.00               11439.00
12/31/91                                      12174.00               12292.00               11647.00               11910.00
1/31/92                                       11948.00               12683.00               12017.00               11101.00
2/29/92                                       12102.00               13013.00               12330.00               10924.00
3/31/92                                       11867.00               13040.00               12356.00               11014.00
4/30/92                                       12215.00               13307.00               12609.00               11331.00
5/31/92                                       12275.00               13623.00               12908.00               11529.00
6/30/92                                       12092.00               13736.00               13015.00               11494.00
7/31/92                                       12585.00               14456.00               13697.00               12302.00
8/31/92                                       12329.00               14430.00               13672.00               12019.00
9/30/92                                       12474.00               14515.00               13753.00               12189.00
10/31/92                                      12517.00               14525.00               13762.00               12195.00
11/30/92                                      12942.00               14509.00               13747.00               12184.00
12/31/92                                      13101.00               14875.00               14094.00               12398.00
1/31/93                                       13211.00               15153.00               14357.00               12737.00
2/28/93                                       13391.00               15929.00               15092.00               13578.00
3/31/93                                       13674.00               16051.00               15209.00               13740.00
4/30/93                                       13343.00               16014.00               15174.00               13644.00
5/31/93                                       13699.00               15989.00               15149.00               13665.00
6/30/93                                       13739.00               16444.00               15581.00               14114.00
7/31/93                                       13684.00               16740.00               15862.00               14449.00
8/31/93                                       14202.00               17166.00               16264.00               14898.00
9/30/93                                       14093.00               17011.00               16118.00               14594.00
10/31/93                                      14385.00               16763.00               15883.00               14094.00
11/30/93                                      14248.00               15987.00               15147.00               13273.00
12/31/93                                      14420.00               16257.00               15403.00               13592.00
1/31/94                                       14911.00               15992.00               15152.00               13418.00
2/28/94                                       14507.00               15251.00               14451.00               12575.00
3/31/94                                       13876.00               14841.00               14062.00               11811.00
4/30/94                                       14053.00               15171.00               14374.00               12020.00
5/31/94                                       14282.00               14527.00               13765.00               11306.00
6/30/94                                       13932.00               14196.00               13451.00               10847.00
7/31/94                                       14389.00               14723.00               13950.00               11435.00
8/31/94                                       14978.00               14766.00               13990.00               11695.00
9/30/94                                       14612.00               14392.00               13636.00               11306.00
10/31/94                                      14940.00               14582.00               13816.00               11324.00
11/30/94                                      14396.00               14538.00               13775.00               11303.00
12/31/94                                      14609.00               14577.00               13812.00               11515.00
1/31/95                                       14987.00               15529.00               14714.00               12275.00
2/28/95                                       15570.00               15621.00               14801.00               12411.00
3/31/95                                       16030.00               15498.00               14684.00               12091.00
4/30/95                                       16501.00               15817.00               14986.00               12566.00
5/31/95                                       17159.00               16530.00               15662.00               13428.00
6/30/95                                       17557.00               16585.00               15714.00               13236.00
7/31/95                                       18139.00               16691.00               15815.00               13385.00
8/31/95                                       18184.00               17080.00               16183.00               13355.00
9/30/95                                       18951.00               18024.00               17078.00               14229.00
10/31/95                                      18883.00               18415.00               17449.00               14278.00
11/30/95                                      19710.00               18743.00               17759.00               14464.00
12/31/95                                      20091.00               19647.00               18615.00               15199.00
1/31/96                                       20774.00               20026.00               18974.00               15601.00
2/29/96                                       20967.00               19539.00               18513.00               14907.00
3/31/96                                       21168.00               19342.00               18326.00               14546.00
4/30/96                                       21479.00               19131.00               18127.00               14401.00
5/31/96                                       22031.00               19158.00               18152.00               14477.00
6/30/96                                       22115.00               19876.00               18833.00               15288.00
7/31/96                                       21138.00               19101.00               18098.00               14270.00
8/31/96                                       21584.00               19195.00               18187.00               14999.00
9/30/96                                       22797.00               19235.00               18225.00               15254.00
10/31/96                                      23426.00               20018.00               18967.00               15985.00
11/30/96                                      25194.00               20668.00               19583.00               16706.00
12/31/96                                      24696.00               20832.00               19738.00               16580.00
1/31/97                                       26237.00               21267.00               20150.00               16607.00
2/28/97                                       26444.00               21637.00               20501.00               16321.00
3/31/97                                       25360.00               20828.00               19734.00               15781.00
4/30/97                                       26871.00               20992.00               19890.00               15663.00
5/31/97                                       28513.00               21710.00               20571.00               16167.00
6/30/97                                       29782.00               22349.00               21175.00               16574.00
7/31/97                                       32149.00               22668.00               21478.00               17242.00
8/31/97                                       30349.00               22151.00               20988.00               17068.00
9/30/97                                       32009.00               23312.00               22088.00               17611.00
10/31/97                                      30940.00               23426.00               22196.00               17958.00
11/30/97                                      32372.00               25481.00               24143.00               19249.00
12/31/97                                      32929.00               26722.00               25319.00               20394.00
1/31/98                                       33291.00               26692.00               25291.00               19693.00
2/28/98                                       35692.00               27328.00               25893.00               20417.00
3/31/98                                       37519.00               29541.00               27990.00               21557.00
4/30/98                                       37902.00               28723.00               27215.00               21483.00
5/31/98                                       37250.00               28301.00               26815.00               21595.00
6/30/98                                       38762.00               28694.00               27188.00               22375.00
7/31/98                                       38351.00               28559.00               27060.00               21254.00
8/31/98                                       32810.00               26966.00               25550.00               21326.00
9/30/98                                       34913.00               28786.00               27274.00               23585.00
10/31/98                                      37748.00               29615.00               28060.00               23219.00
11/30/98                                      40035.00               30657.00               29048.00               23479.00
12/31/98                                      42341.00               32659.00               30944.00               24242.00
1/31/99                                       44111.00               32257.00               30564.00               23517.00
2/28/99                                       42739.00               31483.00               29830.00               22927.00
3/31/99                                       44449.00               30888.00               29267.00               22886.00
4/30/99                                       46169.00               33446.00               31690.00               24426.00
5/31/99                                       45079.00               34212.00               32415.00               25918.00
6/30/99                                       47581.00               34889.00               33057.00               25011.00
7/31/99                                       46097.00               34526.00               32714.00               24871.00
8/31/99                                       45866.00               33376.00               31624.00               25075.00
9/30/99                                       44610.00               33133.00               31393.00               23749.00
10/31/99                                      47433.00               34133.00               32341.00               24459.00
11/30/99                                      48396.00               34680.00               32859.00               22551.00
12/31/99                                      51242.00               37010.00               35067.00               22781.00
1/31/00                                       48670.00               36995.00               35053.00               25369.00
2/29/00                                       47750.00               35338.00               33483.00               23365.00
3/31/00                                       52420.00               37264.00               35307.00               23736.00
4/30/00                                       50842.00               37562.00               35590.00               25872.00
5/31/00                                       49800.00               38384.00               36560.00               26881.00

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Dow Jones Utility Average is an unmanaged index that tracks the performance of utility stocks. Unlike mutual funds, indexes are not investment, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.

Average Annual Total Returns as of 5/31/00

Share Class                            A                     B                     C                 Z
Inception                          3/4/92(1)               5/5/92                8/1/97           1/29/99
--------------------------------------------------------------------------------------------------------------
                                Without    With       Without    With       Without    With       Without
                                 Sales    Sales        Sales    Sales        Sales    Sales        Sales
                                Charge    Charge      Charge    Charge      Charge    Charge      Charge
--------------------------------------------------------------------------------------------------------------
Six months (cumulative)         10.68%     5.42%      10.27%     5.27%      10.27%     9.27%      10.72%
--------------------------------------------------------------------------------------------------------------
1 year                          12.20%     6.87%      11.36%     6.36%      11.32%    10.32%      12.43%
--------------------------------------------------------------------------------------------------------------
5 years                         18.35%    17.20%      17.48%    17.27%      17.84%    17.84%      18.42%
--------------------------------------------------------------------------------------------------------------
10 years                        14.40%    13.84%      13.72%    13.72%      14.15%    14.15%      14.43%

Average Annual Total Returns as of 3/31/00

Six months (cumulative)         12.46%     7.12%      11.99%     6.99%      12.04%    11.04%      12.50%
--------------------------------------------------------------------------------------------------------------
1 year                          20.65%    14.92%      19.69%    14.69%      19.69%    18.69%      20.84%
--------------------------------------------------------------------------------------------------------------
5 years                         19.18%    18.02%      18.29%    18.08%      18.70%    18.70%      19.23%
--------------------------------------------------------------------------------------------------------------
10 years                        14.12%    13.57%      13.45%    13.45%      13.89%    13.89%      14.15%

(1)Change in investment policies.

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception date of Class B and Class C shares would have been lower.

      TOP 10 HOLDINGS AS OF 5/31/00

       CMS ENERGY                4.7%
       ENTERGY                   3.9%
       PG&E                      3.4%
       TXU                       3.1%
       PHILIP MORRIS             3.1%
       SOUTHERN                  2.9%
       SBC COMMUNICATIONS        2.8%
       BELL SOUTH                2.8%
       SIERRA PACIFIC RESOURCES  2.7%
       NIKE                      2.6%
       HOLDING BREAKDOWNS ARE CALCULATED AS
       A PERCENTAGE OF TOTAL NET ASSETS.
       BECAUSE THE FUND IS ACTIVELY
       MANAGED, THERE CAN BE NO GUARANTEE
       THE FUND WILL CONTINUE TO HOLD THESE
       SECURITIES IN THE FUTURE.

       BOUGHT
       ------------------------------------
       WALT DISNEY (2.3% OF NET ASSETS)
       AT THE BEGINNING OF THE YEAR, WE
       INVESTED IN WALT DISNEY. WE WERE
       ATTRACTED TO THE STOCK BECAUSE IT
       WAS SELLING AT AN ALL-TIME LOW
       VALUATION BASED ON CASH FLOW, AND
       BUSINESS WAS IMPROVING ON AT LEAST
       THREE FRONTS: ITS AMERICAN
       BROADCASTING CORPORATION (ABC) UNIT
       WAS TURNING AROUND; MANAGEMENT WAS
       IMPROVING EFFICIENCY WITHIN DISNEY
       THEME PARKS; AND THE COMPANY WAS
       BECOMING MORE RESPONSIVE TO
       SHAREHOLDERS.

       SOLD
       ------------------------------------
       GLOBAL CROSSING
       WE SOLD GLOBAL CROSSING EARLY IN THE
       YEAR WHEN ITS VALUATION WAS
       EXTREMELY HIGH AND ITS PROSPECTS FOR
       LONG-TERM PROFITABILITY WERE
       UNCERTAIN. NO EARNINGS WERE
       PROJECTED UNTIL 2002.

 PORTFOLIO MANAGER'S REPORT

SOLID PERFORMANCE IN A VOLATILE MARKET

Liberty Utilities Fund delivered solid gains for the six months ended May 31, 2000, despite volatile stock market conditions. The Fund's Class A shares returned 10.68%, without sales charge. Although the Dow Jones Utility Average gained 19.21%, that Index consists of electric utilities, and is not a good comparison for the Fund, which invests in a broad range of utility sectors. The Standard & Poor's 500 Index, an unmanaged index that tracks the performance of large cap U.S. stocks, gained 2.90% during the period.

ENERGY AND GAS COMPANIES EMPHASIZED

We increased our exposure to energy companies, adding Royal Dutch Petroleum, Texaco, and USX-Marathon Group (2.4%, 2.0% and 1.6% of net assets, respectively) to the portfolio. In particular, we have a positive outlook for the gas business going forward. Gas prices continue to be strong, and supply and demand is favorable. In addition, electric utility deregulation could spawn higher demand for gas, as independent electric producers are increasingly running gas turbines.

MARKET VOLATILITY CREATES OPPORTUNITY

Last year, the utility sector was a microcosm for the broad stock market. "New economy" utilities -- those that were moving into higher-growth areas such as fuel cells or broad band -- outperformed other solid companies with real earnings. This created a huge valuation discrepancy. Electric firms that had not expanded into these fast-growth areas were selling at very conservative valuations, and we added many of them to the portfolio. In addition, market volatility created attractive buying opportunities. For example, when it appeared that CMS Energy (4.7% of net assets) would receive an unfavorable rate ruling in Michigan, the stock price fell to a 52-week low in a matter of days. We used that opportunity to add to our position. Subsequently, the stock rallied when the actual rate ruling was more benign than expected.

SHIFTED OUT OF HIGHER-VALUATION STOCKS

Over the past six months, we shifted away from the more aggressive areas within utilities, where valuations had become extremely high, and moved into more traditional utilities and into nonutility companies with conservative valuations. These shifts during the period aided the Fund's recent performance.

For example, we sold Global Crossing, Sonera, and NLTI Industries. All these companies were, in our opinion, trading at excessive valuations. In addition, we had questions about their fundamental strategies. We also reduced our holdings in Enron (1.9% of net assets), a well-positioned energy company with excellent management. As its stock valuation reached new highs, we lowered our exposure. Telephone stocks were another sector where we lowered exposure. We did this in the belief that the group is now at the upper end of its valuation range. Regional telephone companies, in particular, are expanding into new communications businesses. Some have made sizable investments in these areas, and earnings could be at risk if the new business does not materialize. Finally, we trimmed our investment in electric firms that are diversifying into communications because their valuations have soared.

NONUTILITY EXPOSURE BOOSTED

As we shifted out of some of the more overpriced utilities stocks, we used some of our proceeds to invest in nonutility stocks. Deregulation has changed the risk profile of the utilities business, making it more risky and more volatile. Thus, when we see a potentially better, conservative total return company outside the utility arena, we take the opportunity to exercise the Fund's ability to invest up to 35% of the portfolio in nonutility stocks. (A recent trustee vote raised the limit from 20% to 35%). We added select high-quality, blue chip firms selling at attractive valuations to the portfolio, including Nike, Walt Disney, Procter & Gamble, and General Mills (2.6%, 2.3%, 2.4% and 1.5% of net assets, respectively).

 SECTOR BREAKDOWN (AS OF 5/31/00)

PIE CHART
ELECTRIC SERVICES: 36.0%
NON-UTILITIES: 32.8%
TELECOMMUNICATIONS: 18.8%
GAS SERVICES: 8.0%
PREFERRED STOCKS: 2.6%
TRANSPORTATION: 1.1%
CASH & OTHER: 0.7%

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL MAINTAIN THIS BREAKDOWN.

OPPORTUNITIES IN PROVEN COMPANIES

Looking ahead, we believe that the best opportunities lie in those companies that have a proven business mix, a good management team, strong cash flow, and attractive valuations. We will continue to favor companies with somewhat more modest growth rates we believe are sustainable rather than firms sporting higher growth rates that may not be sustainable.

/s/ Scott Schermerhorn

Scott Schermerhorn, Senior Vice President of Colonial Management Associates, Inc., the Advisor, began managing the Fund in January 2000.

An investment in the Fund involves certain risks, including fluctuations in utility and other stock prices, which may occur in response to changes in interest rates and regulatory, economic and business developments.

See notes to investment portfolio.

 INVESTMENT PORTFOLIO

May 31, 2000 (Unaudited)
(In thousands)

    COMMON STOCKS AND
   CONVERTIBLES - 96.7%     COUNTRY   SHARES     VALUE
---------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 2.8%
INSURANCE CARRIERS - 0.7%
MetLife, Inc.(a)                        401    $    8,216
                                               ----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.1%
Freddie Mac                             515        22,922
                                               ----------
---------------------------------------------------------
MANUFACTURING - 25.8%
CHEMICALS & ALLIED PRODUCTS - 2.4%
Procter & Gamble Co.                    395        26,294
                                               ----------

FOOD & KINDRED PRODUCTS - 7.0%
General Mills, Inc.                     428        16,990
Philip Morris Cos., Inc.              1,301        33,991
Sara Lee Corp.                        1,445        26,003
                                               ----------
                                                   76,984
                                               ----------

MEASURING & ANALYZING INSTRUMENTS - 4.2%
Eastman Kodak Co.                       388        23,183
Xerox Corp.                             834        22,625
                                               ----------
                                                   45,808
                                               ----------
MISCELLANEOUS MANUFACTURING - 1.7%
Mattel, Inc.                          1,357        18,400
                                               ----------
PETROLEUM REFINING - 5.9%
Royal Dutch Petroleum Co.     Nt        417        26,005
Texaco, Inc.                            374        21,505
USX-Marathon Group                      629        17,095
                                               ----------
                                                   64,605
                                               ----------

RUBBER & PLASTIC - 2.6%
Nike, Inc., Class B                     665        28,525
                                               ----------
TRANSPORTATION EQUIPMENT - 2.0%
Boeing Co.                              551        21,512
                                               ----------
---------------------------------------------------------
MINING & ENERGY - 1.9%
OIL & GAS FIELD SERVICES
Enron Corp.                             284        20,676
                                               ----------
---------------------------------------------------------
SERVICES - 2.3%
MOTION PICTURES
The Walt Disney Co.                     597        25,203
                                               ----------

                            COUNTRY   SHARES     VALUE
---------------------------------------------------------
---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS
  & SANITARY SERVICES - 63.9%
ELECTRIC SERVICES - 36.0%
AES Corp.(a)                            156    $   13,611
CMS Energy Corp.                      2,259        51,390
Citizens Utilities Co.
  5.000% Convertible
  Preferred                             100         6,012
Duke Power Co.                          395        23,009
Entergy Corp.                         1,459        42,320
FPL Group, Inc.                         458        22,666
Korea Electric Power
  Corp., ADR                  Kr        717        11,202
Northeast Utilities                     573        12,682
PG&E Corp.                            1,442        37,399
Peco Energy Co.                         566        24,851
Pinnacle West Capital
  Corp.                                 302        10,796
Public Service Company of
  New Mexico                          1,191        19,875
Reliant Energy, Inc.                    807        23,011
Sierra Pacific Resources              2,086        30,109
Southern Co.                          1,227        31,820
TXU Corp.                               955        34,156
                                               ----------
                                                  394,909
                                               ----------

GAS SERVICES - 8.0%
El Paso Energy Corp.                    521        26,832
K N Energy, Inc., 8.250%
  PEPS                                  375        16,875
MCN Energy Group, 8.750%
  PRIDES                                402         9,180
MDU Resources Group, Inc.               459        10,460
Williams Cos., Inc.                     582        24,199
                                               ----------
                                                   87,546
                                               ----------

RAILROAD - 1.1%
Union Pacific Corp.                     300        12,702
                                               ----------

                            COUNTRY   SHARES     VALUE
---------------------------------------------------------
TELECOMMUNICATION - 18.8%
AT&T Corp.                              568    $   19,706
Bell Atlantic Corp.                     475        25,126
BellSouth Corp.                         653        30,473
Century Telephone
  Enterprises, Inc.                     781        21,090
GTE Corp.                               412        26,027
SBC Communications, Inc.,
  Class A                               701        30,609
Telefonica de Espana ADR      Sp        203        12,373
Telefonos de Mexico SA        Mx        249        12,133
WorldCom, Inc.(a)                       750        28,219
                                               ----------
                                                  205,756
                                               ----------
Total Common Stock & Convertibles
  (cost of $873,525)                            1,060,058
                                               ----------
PREFERRED STOCKS - 1.8%
---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY
  SERVICES - 1.8%
ELECTRIC SERVICES
Entergy Arkansas, Inc.:
  7.800%                                 10           865
  7.880%                                  9           770
Entergy Gulf States
  Utilities 7.560%                       18         1,670
Entergy Louisiana, Inc.
  8.000%                                 30           600
Northern Indiana Public
  Service Co., 7.440%                     9           909
Pennsylvania Power Co.,
  7.750%                                 15         1,480
TXU Electric Capital,
  TOPRS, 8.250%                         622        13,379
                                               ----------
Total Preferred Stocks (cost of $22,583)           19,673
                                               ----------
ADJUSTABLE RATE PREFERRED STOCKS - 0.8%
---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC, GAS & SANITARY
  SERVICES - 0.8%
ELECTRIC SERVICES
Cleveland Electric
  Illuminating Co., Series
  L                                      65         6,305
Entergy Gulf States
  Utilities, Series A                    14         1,425
Toledo Edison Co., Series A              40           965
                                               ----------
Total Adjustable Rate Preferred Stocks
  (cost of $8,434)                                  8,695
                                               ----------
Total Investments (cost of $904,542)            1,088,426
                                               ----------
   SHORT-TERM OBLIGATIONS - 0.6%       PAR       VALUE
---------------------------------------------------------
Repurchase Agreement with
SBC Warburg Ltd., dated
05/31/00 due 06/01/00 at
6.360% collateralized by
U.S. Treasury notes with
various maturities to
2027, market value $7,058
(repurchase proceeds
$6,913)                               $6,912   $    6,912
                                               ----------
OTHER ASSETS & LIABILITIES, NET - 0.1%              1,241
---------------------------------------------------------
NET ASSETS - 100.0%                            $1,096,579
                                               ----------

SUMMARY OF SECURITIES                               % OF
BY COUNTRY                   COUNTRY     VALUE      TOTAL
---------------------------------------------------------
United States                          $1,026,713    94.3
Netherlands                    Nt          26,005     2.4
Spain                          Sp          12,373     1.2
Mexico                         Mx          12,133     1.1
Korea                          Kr          11,202     1.0
                                       ----------   -----
                                       $1,088,426   100.0
                                       ----------   -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.

ACRONYM                   NAME
-----------------------------------------------
ADR       American Depositary Receipt
PEPS      Premium Equity Participating Security
PRIDES    Preferred Redeemable Increased
          Dividend Equity Security
TOPRS     Trust Originated Preferred
          Redeemable Securities

See notes to financial statements.

 STATEMENT OF ASSETS & LIABILITIES

May 31, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost
  $904,542)                                  $1,088,426
Short-term obligations                            6,912
                                             ----------
                                              1,095,338
Cash                              $    33
RECEIVABLE FOR:
  Investments sold                 17,635
  Dividends                         3,397
  Fund shares sold                    622
  Foreign tax reclaims                145
  Interest                              1
Other                                  22        21,855
                                  -------    ----------
    Total Assets                              1,117,193
LIABILITIES
PAYABLE FOR:
  Investments purchased            17,372
  Fund shares repurchased           2,294
  Interest expense                      6
ACCRUED:
  Management fee                      585
  Transfer agent fee                  110
  Bookkeeping fee                      32
  Deferred Trustees fees               19
Other                                 196
                                  -------
    Total Liabilities                            20,614
                                             ----------
NET ASSETS                                   $1,096,579
                                             ----------
                                             ----------
Net asset value & redemption
price per share - Class A
($365,872/15,723)                            $    23.27(a)
                                             ----------
                                             ----------
Maximum offering price per
share - Class A ($23.27/0.9525)              $    24.43(b)
                                             ----------
Net asset value & offering price
per share - Class B
($726,124/31,249)                            $    23.24(a)
                                             ----------
Net asset value & offering price
per share - Class C ($4,180/180)             $    23.23(a)
                                             ----------
Net asset value, redemption and
offering price per share -
Class Z ($403/17)                            $    23.27
                                             ----------
COMPOSITION OF NET ASSETS
Capital paid in                              $  633,631
Undistributed net investment
  income                                          3,167
Accumulated net realized gain                   276,012
Net unrealized appreciation
(depreciation) on:
  Investments                                   183,884
  Foreign currency transactions                    (115)
                                             ----------
                                             $1,096,579
                                             ----------

 STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2000 (Unaudited)
(In thousands)

INVESTMENT INCOME
Dividends                                     $  17,815
Interest                                            525
                                              ---------
    Total Investment Income
    (net of nonreclaimable
    foreign taxes withheld at
    source which amounted to
    $104)                                        18,340
EXPENSES
Management fee                   $   3,537
Service fee - Class A, Class B,
  Class C                            1,366
Distribution fee - Class B           2,743
Distribution fee - Class C              15
Transfer agent fee                   1,168
Bookkeeping fee                        192
Registration fee                        25
Custodian fee                           28
Audit fee                               11
Trustees fees                           27
Reports to shareholders                 13
Legal fee                                6
Other                                   73
                                 ---------
Total expenses                       9,204
Interest expense                        41        9,245
                                 ---------    ---------
    Net Investment Income                         9,095
                                              ---------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
  POSITIONS
NET REALIZED GAIN ON:
Investments                        275,781
Foreign currency transactions          238
                                 ---------
    Net Realized Gain                           276,019
NET CHANGE IN UNREALIZED APPRECIATION/ DEPRECIATION
DURING THE PERIOD ON:
  Investments                     (176,739)
  Foreign currency transactions       (110)
                                 ---------
    Net Change in Unrealized
    Appreciation/Depreciation                  (176,849)
                                              ---------
    Net Gain                                     99,170
                                              ---------
Increase in Net Assets from
  Operations                                  $ 108,265
                                              ---------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

(In thousands)

                           (UNAUDITED)       YEAR ENDED
                         SIX MONTHS ENDED   NOVEMBER 30,
                           MAY 31, 2000       1999(A)
--------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income       $    9,095       $   14,473
Net realized gain              276,019           85,168
Net change in
  Unrealized
  Appreciation/
  Depreciation                (176,849)          32,136
                            ----------       ----------
    Net Increase from
      Operations               108,265          131,777
DISTRIBUTIONS:
From net investment
  income - Class A              (3,130)          (5,557)
From net realized
  gains - Class A              (25,729)         (10,862)
From net investment
  income - Class B              (3,665)          (7,066)
From net realized
  gains - Class B              (53,187)         (22,812)
From net investment
  income - Class C                 (20)             (30)
From net realized
  gains - Class C                 (278)             (82)
From net investment
  income - Class Z                  (5)              (5)
From net realized
  gains - Class Z                  (38)              --
                            ----------       ----------
                                22,213           85,363
                            ----------       ----------
FUND SHARE TRANSACTIONS:
Receipts for shares
  sold - Class A                11,098           14,107
Value of distributions
  reinvested - Class A          24,636           13,579
Cost of shares
  repurchased - Class A        (31,419)         (52,627)
                            ----------       ----------
                                 4,315          (24,941)
                            ----------       ----------
Receipts for shares
  sold - Class B                15,495           47,658
Value of distributions
  reinvested - Class B          48,140           25,209
Cost of shares
  repurchased - Class B        (85,160)        (133,371)
                            ----------       ----------
                               (21,525)         (60,504)
                            ----------       ----------

                           (UNAUDITED)       YEAR ENDED
                         SIX MONTHS ENDED   NOVEMBER 30,
                           MAY 31, 2000       1999(A)
--------------------------------------------------------
Receipts for shares
  sold - Class C            $    1,136       $    1,646
Value of distributions
  reinvested - Class C             260              106
Cost of shares
  repurchased - Class C         (1,084)            (786)
                            ----------       ----------
                                   312              966
                            ----------       ----------
Receipts for shares
  sold - Class Z                    (b)             526
Value of distributions
  reinvested - Class Z              43                5
Cost of shares
  repurchased - Class Z           (164)             (27)
                            ----------       ----------
                                  (121)             504
                            ----------       ----------
Net Decrease from Fund
  Share Transactions           (17,019)         (83,975)
                            ----------       ----------
    Total Increase               5,194            1,388
NET ASSETS
Beginning of period          1,091,385        1,089,997
                            ----------       ----------
End of period
  (including
  undistributed net
  investment income of
  $3,167 and $892,
  respectively)             $1,096,579       $1,091,385
                            ==========       ==========
NUMBER OF FUND SHARES
Sold - Class A                     487              644
Issued for
  distributions
  reinvested - Class A           1,139              623
Repurchased - Class A           (1,397)          (2,387)
                            ----------       ----------
                                   229           (1,120)
                            ----------       ----------
Sold - Class B                     688            2,171
Issued for
  distributions
  reinvested - Class B           2,226            1,161
Repurchased - Class B           (3,792)          (6,054)
                            ----------       ----------
                                  (878)          (2,722)
                            ----------       ----------
Sold - Class C                      50               75
Issued for
  distributions
  reinvested - Class C              12                5
Repurchased - Class C              (48)             (36)
                            ----------       ----------
                                    14               44
                            ----------       ----------
Sold - Class Z                      (b)              24
Issued for
  distributions
  reinvested - Class Z               2               (b)
Repurchased - Class Z               (8)              (1)
                            ----------       ----------
                                    (6)              23
                            ----------       ----------

(a) Class Z shares were initially offered on January 29, 1999.
(b) Rounds to less than one.

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

May 31, 2000 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Utilities Fund (formerly Colonial Utilities Fund) (the Fund), a series of Liberty Funds Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares are subject to an annual distribution fee. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                   CONVERTS TO
         ORIGINAL PURCHASE        CLASS A SHARES
         -----------------        --------------
    Less than $250,000               8 years
    $250,000 to less than
      $500,000                       4 years
    $500,000 to less than
      $1,000,000                     3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

In certain countries, the Fund may hold portfolio positions for which market quotations are not readily available. Such securities are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B, and Class C service fees and the Class B and Class C distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor), is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

 AVERAGE NET ASSETS    ANNUAL FEE RATE
 ------------------    ---------------
First $1 billion            0.65%
Over $1 billion             0.60%

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

        AVERAGE NET ASSETS      ANNUAL FEE RATE
        ------------------      ----------------
    First $50 million              No charge
    Next $950 million                 0.035%
    Next $1 billion                   0.025%
    Next $1 billion                   0.015%
    Over $3 billion                   0.001%

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended May 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $8,714 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,296, $350,595 and

$775 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended May 31, 2000, purchases and sales of investments, other than short-term obligations, were $794,123,406 and $882,956,546, respectively.

Unrealized appreciation (depreciation) at May 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation   $212,378,065
    Gross unrealized depreciation    (28,493,945)
                                    ------------
      Net unrealized appreciation   $183,884,120
                                    ============

OTHER:

The Fund concentrates its investments in utility securities, subjecting it to greater risk than a fund that is more diversified.

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political, and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign government laws or restrictions.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. During the six months ended May 31, 2000, the Fund had a maximum loan outstanding of $32,000,000 at an interest rate of 6.054%.

 FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                              (UNAUDITED)
                                                                 FOR THE SIX MONTHS ENDED MAY 31, 2000
                                                              CLASS A     CLASS B     CLASS C     CLASS Z
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 22.850    $ 22.820    $ 22.810    $ 22.870
                                                              --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                                         0.243       0.159       0.159       0.271
Net realized and unrealized gain                                 2.047       2.045       2.045       2.028
                                                              --------    --------    --------    --------
Total from Investment Operations                                 2.290       2.204       2.204       2.299
                                                              --------    --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.200)     (0.114)     (0.114)     (0.229)
From net realized gains                                         (1.670)     (1.670)     (1.670)     (1.670)
                                                              --------    --------    --------    --------
Total Distributions Declared to Shareholders                    (1.870)     (1.784)     (1.784)     (1.899)
                                                              --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                              $ 23.270    $ 23.240    $ 23.230    $ 23.270
                                                              ========    ========    ========    ========
Total return(b)(c)                                              10.68%      10.27%      10.27%      10.72%
                                                              ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Operating expenses(d)(e)                                         1.18%       1.93%       1.93%       0.93%
Interest expense                                                    --          --          --          --
Net investment income(d)(e)                                      2.17%       1.42%       1.42%       2.42%
Portfolio turnover                                                 73%         73%         73%         73%
Net assets at end of period (in millions)                     $    366    $    726    $      4    $       (f)

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
(f) Rounds to less than one million.

                                                                      YEAR ENDED NOVEMBER 30, 1999
                                                             CLASS A     CLASS B     CLASS C     CLASS Z(A)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                       $ 21.130    $ 21.130    $ 21.130     $ 21.500
                                                             --------    --------    --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.399       0.234       0.232        0.369
Net realized and unrealized gain                                2.319       2.320       2.312        1.301
                                                             --------    --------    --------     --------
Total from Investment Operations                                2.718       2.554       2.544        1.670
                                                             --------    --------    --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.341)     (0.207)     (0.207)      (0.300)
From net realized gains                                        (0.657)     (0.657)     (0.657)          --
                                                             --------    --------    --------     --------
Total Distributions Declared to Shareholders                   (0.998)     (0.864)     (0.864)      (0.300)
                                                             --------    --------    --------     --------
NET ASSET VALUE -- END OF PERIOD                             $ 22.850    $ 22.820    $ 22.810     $ 22.870
                                                             ========    ========    ========     ========
Total return(b)                                                13.15%      12.32%      12.33%        7.82%(c)
                                                             ========    ========    ========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                                     1.22%       1.97%       1.97%        0.97%(e)
Net investment income(d)                                        1.80%       1.05%       1.05%        1.99%(e)
Portfolio turnover                                                28%         28%         28%          28%
Net assets at end of period (in millions)                    $    354    $    733    $      4     $      1

(a) Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                YEAR ENDED NOVEMBER 30, 1998
                                                              CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 18.060    $ 18.060    $ 18.060
                                                              --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.516       0.365       0.365
Net realized and unrealized gain                                 3.111       3.111       3.111
                                                              --------    --------    --------
Total from Investment Operations                                 3.627       3.476       3.476
                                                              --------    --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.530)     (0.382)     (0.382)
In excess of net investment income                              (0.013)     (0.010)     (0.010)
From net realized gains                                         (0.014)     (0.014)     (0.014)
                                                              --------    --------    --------
Total Distributions Declared to Shareholders                    (0.557)     (0.406)     (0.406)
                                                              --------    --------    --------
NET ASSET VALUE -- END OF PERIOD                              $ 21.130    $ 21.130    $ 21.130
                                                              ========    ========    ========
Total return(a)                                                 20.32%      19.41%      19.41%
                                                              ========    ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                                      1.19%       1.94%       1.94%
Net investment income(b)                                         2.63%       1.88%       1.88%
Portfolio turnover                                                 22%         22%         22%
Net assets at end of period (in millions)                     $    351    $    736    $      3

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                   YEAR ENDED NOVEMBER 30,
                                                                 1997                           1996
                                                  CLASS A     CLASS B     CLASS C(A)    CLASS A     CLASS B
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD            $ 15.210    $ 15.210     $ 16.260     $ 14.370    $ 14.370
                                                  --------    --------     --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.599       0.481        0.166        0.612       0.502
Net realized and unrealized gain                     2.852       2.852        1.794(b)     0.831       0.831
                                                  --------    --------     --------     --------    --------
Total from Investment Operations                     3.451       3.333        1.960        1.443       1.333
                                                  --------    --------     --------     --------    --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.601)     (0.483)     (0.160)       (0.603)     (0.493)
                                                  --------    --------     --------     --------    --------
NET ASSET VALUE -- END OF PERIOD                  $ 18.060    $ 18.060     $ 18.060     $ 15.210    $ 15.210
                                                  ========    ========     ========     ========    ========
Total return(c)                                     23.26%      22.36%       12.12%(d)    10.27%       9.45%
                                                  ========    ========     ========     ========    ========
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                          1.22%       1.97%        1.97%(f)     1.20%       1.95%
Net investment income(e)                             3.76%       3.01%        2.96%(f)     4.16%       3.41%
Portfolio turnover                                      7%          7%           7%           8%          8%
Net assets at end of period (in millions)         $    327    $    684     $      1     $    348    $    729

(a) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(b) The aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Annualized.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                               YEAR ENDED NOVEMBER 30, 1995
                                                              CLASS A               CLASS B
--------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 11.720              $ 11.720
                                                              --------              --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.640                 0.544
Net realized and unrealized gain                                 2.659                 2.659
                                                              --------              --------
Total from Investment Operations                                 3.299                 3.203
                                                              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.649)               (0.553)
                                                              --------              --------
NET ASSET VALUE -- END OF PERIOD                              $ 14.370              $ 14.370
                                                              ========              ========
Total return(a)                                                 28.90%                27.96%
                                                              ========              ========
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                                      1.21%                 1.96%
Net investment income(b)                                         5.00%                 4.25%
Portfolio turnover                                                  7%                    7%
Net assets at end of period (in millions)                     $    400              $    821

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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

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

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

 TRUSTEE & TRANSFER AGENT

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Utilities Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Utilities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds Distributor, Inc. performance update.

Semiannual Report:
Liberty Utilities Fund

                              GIVE ME LIBERTY.(SM)

WE BELIEVE IN FINANCIAL CHOICE

AT LIBERTY, IT'S OUR JOB TO HELP YOU ACHIEVE YOUR FINANCIAL GOALS. SO WHETHER IT'S SAVING FOR YOUR KIDS' EDUCATION, BUILDING YOUR RETIREMENT NEST EGG, OR MANAGING YOUR INCOME...WE CAN HELP. WE OFFER A DIVERSE FAMILY OF MUTUAL FUNDS REPRESENTING A WIDE SELECTION OF INVESTMENT STYLES AND SPECIALIZED MONEY MANAGEMENT. IT'S ALL DESIGNED TO HELP YOU REACH FOR FINANCIAL FREEDOM -- HOWEVER YOU DEFINE IT.

WE BELIEVE IN PROFESSIONAL ADVICE

TODAY'S EVER-CHANGING FINANCIAL MARKETS CAN CHALLENGE EVEN THE MOST SEASONED INVESTORS. THAT'S WHY WE RECOMMEND WORKING WITH A FINANCIAL ADVISOR. WITH AN ADVISOR YOU HAVE AN EXPERIENCED, KNOWLEDGEABLE PROFESSIONAL LOOKING OUT FOR YOUR BEST INTERESTS. YOUR ADVISOR CAN HELP YOU ESTABLISH A PLAN FOR REACHING YOUR PERSONAL FINANCIAL GOALS AND HELP YOU STAY ON TRACK OVER THE LONG-TERM. IT'S A RELATIONSHIP THAT'S FOCUSED ON YOU AND YOUR NEEDS.

Liberty Utilities Fund Semiannual Report, May 31, 2000

[Liberty Funds Logo]

                                                                  BULK RATE
                                                                U.S. POSTAGE
                                                                    PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20

                                                        759-03/770B-0600 00/1167